As filed with the Securities and Exchange Commission on May 27, 2011
Securities Act File No. 333-46479
Investment Company File No. 811-08659

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 16		[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 18	[X]
(Check appropriate box or boxes)

The Henssler Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

3735 Cherokee Street
Kennesaw, Georgia 30144
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 936-3863

Gene W. Henssler, Ph.D.
Henssler Asset Management, LLC
3735 Cherokee Street
Kennesaw, Georgia 30144
(Name and Address of Agent for Service)

Copy to:  Reinaldo Pascual, Esq.
Paul, Hastings, Janofsky & Walker LLP
600 Peachtree Street, N.E., Suite 2400
Atlanta, Georgia 30308

It is proposed that this filing will become effective: (check appropriate box)

[   ]  immediately upon filing pursuant to paragraph (b)
[X]  on June 8, 2011 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a) (1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (the “Registration Statement”) of The Henssler Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 8, 2011, the effectiveness the Registration Statement for The Henssler Equity Fund, filed in Post-Effective Amendment No. 15 on April 1, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 15 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Henssler Funds, Inc. certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Kennesaw and State of Georgia, on the 27th day of May, 2011.

THE HENSSLER FUNDS, INC.

By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D. President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Gene W. Henssler	Director and President	May 27, 2011
Gene W. Henssler, Ph.D.

*	Director and Treasurer	May 27, 2011
Patricia T. Henssler	(Principal Accounting Officer)

*	Director	May 27, 2011
David O’Brien

*	Director	May 27, 2011
Joseph Owen

*	Director	May 27, 2011
Robert E. Nickels

* By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D.
Attorney-In-Fact, pursuant to Power of Attorney